Issued Capital and Reserves - Summary of Detailed Information of Ordinary Share Capital (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Beginning balance	£ 88,002	£ (14,971)	£ 40,256
Issued during the year		79,210	16,937
Ending balance	61,868	88,002	(14,971)
Beginning balance	247,460
Ending balance	254,303	247,460
Share premium [member]
Disclosure of classes of share capital [line items]
Beginning balance	247,460	161,785	121,684
Issued during the year		78,609	18,715
Ending balance	254,303	247,460	161,785
Beginning balance	247,460	161,785	121,684
Issued for public offering	6,843	85,909
Ending balance	£ 254,303	247,460	161,785
Transaction Costs [Member] | Share premium [member]
Disclosure of classes of share capital [line items]
Transaction costs for issued share capital		£ (234)	(1,307)
Private Placement [member] | Share premium [member]
Disclosure of classes of share capital [line items]
Issued for public offering			15,244
Conversion of Loan Note [member] | Share premium [member]
Disclosure of classes of share capital [line items]
Issued for public offering			21,386
Securities Purchase Agreement [Member] | Aspire Capital One [member] | Share premium [member]
Disclosure of classes of share capital [line items]
Issued for public offering			2,511
Securities Purchase Agreement [Member] | Aspire Capital Two [member] | Share premium [member]
Disclosure of classes of share capital [line items]
Issued for public offering			£ 2,267
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Ordinary shares issued and fully paid, Beginning balance	584,908,239	338,953,141	97,959,622
Issued	40,020,280	245,955,098
Ordinary shares issued and fully paid, Ending balance	624,928,519	584,908,239	338,953,141
Ordinary shares [member] | Private Placement [member]
Disclosure of classes of share capital [line items]
Issued			89,144,630
Ordinary shares [member] | Conversion of Loan Note [member]
Disclosure of classes of share capital [line items]
Issued			125,061,475
Ordinary shares [member] | Conversion of Warrants [member]
Disclosure of classes of share capital [line items]
Issued			239,179
Ordinary shares [member] | Securities Purchase Agreement [Member] | Aspire Capital One [member]
Disclosure of classes of share capital [line items]
Issued			14,295,520
Ordinary shares [member] | Securities Purchase Agreement [Member] | Aspire Capital Two [member]
Disclosure of classes of share capital [line items]
Issued			12,252,715
Ordinary share capital [member]
Disclosure of classes of share capital [line items]
Beginning balance	£ 1,755	£ 1,017	£ 294
Issued during the year	120	738
Ending balance	£ 1,875	£ 1,755	1,017
Ordinary share capital [member] | Private Placement [member]
Disclosure of classes of share capital [line items]
Issued during the year			267
Ordinary share capital [member] | Conversion of Loan Note [member]
Disclosure of classes of share capital [line items]
Issued during the year			375
Ordinary share capital [member] | Conversion of Warrants [member]
Disclosure of classes of share capital [line items]
Issued during the year			1
Ordinary share capital [member] | Securities Purchase Agreement [Member] | Aspire Capital One [member]
Disclosure of classes of share capital [line items]
Issued during the year			43
Ordinary share capital [member] | Securities Purchase Agreement [Member] | Aspire Capital Two [member]
Disclosure of classes of share capital [line items]
Issued during the year			£ 37